Equity-Based Compensation - Impact of Stock Options/Rights and Restricted Stock Units on Income and Cash Flows (Detail) - USD ($) $ in Millions		12 Months Ended
		Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
Share-based Payment Arrangement [Abstract]
Stock option compensation expense		$ 101	$ 84	$ 87
RSU compensation expense	[1]	424	627	306
Total equity-based compensation expense	[2]	525	711	393
Tax impact		(118)	(161)	(99)
Reduction in net income		407	550	294
Equity-based compensation expense capitalized during the period		$ 87	$ 81	$ 70

[1]	Fiscal 2019 includes a $164 million charge for acceleration of TFCF performance RSUs converted to Company RSUs in connection with the TFCF acquisition (see Note 4).
[2]	Equity-based compensation expense is net of capitalized equity-based compensation and estimated forfeitures and excludes amortization of previously capitalized equity-based compensation costs.